Revenue from Related Parties and Services Purchased from Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Revenue from related parties	$ 8,185	$ 7,514	$ 6,948
Receipts of payments from related parties	28,676	37,057	8,883
Chongqing Changhui Culture Co., Ltd.
Related Party Transaction [Line Items]
Revenue from related parties	407	114	1,107
Receipts of payments from related parties	8,321	8,114	5,626
Aegis Media
Related Party Transaction [Line Items]
Revenue from related parties	7,778	6,923	5,841
Receipts of payments from related parties	20,355	28,867	3,257
Wasu Digital Co., Ltd.
Related Party Transaction [Line Items]
Revenue from related parties		477
Receipts of payments from related parties		$ 76